Net financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net financial expense
Financial interest and amortized cost of the non-convertible bonds and convertible notes	€ (4,374)	€ (2,526)	€ (189)
Changes in fair value of derivative instruments	2,831	726
Negma financial indemnity	(385)
Provision in relation with the Negma litigation	(1,394)
Other financial expenses	(182)	(352)	(38)
Financial income related to Negma returning to Biophytis damages paid	419
Other financial income	2	4	10
Foreign exchange gains (losses)	(29)	14	19
Net financial expense	€ (3,112)	€ (2,134)	€ (198)